Vessels - Summary of cost capitalized during the period (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Interest Capitalized	$ 1,300
Drydock [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Drydock Expenses	9,511
Notional of component of scrubber cost	1,050
Total drydock cost	10,561
Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Scrubber Cost	22,975
BWTS cost	7,327
Other equipment cost	3,725
Interest Capitalized	1,252	$ 200
Vessel additions	35,279
Handymax [Member] | Drydock [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Drydock Expenses	2,746
Notional of component of scrubber cost	0
Total drydock cost	2,746
Handymax [Member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Scrubber Cost	0
BWTS cost	4,091
Other equipment cost	584
Interest Capitalized	136
Vessel additions	4,811
MR [Member] | Drydock [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Drydock Expenses	5,901
Notional of component of scrubber cost	450
Total drydock cost	6,351
MR [Member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Scrubber Cost	10,604
BWTS cost	2,975
Other equipment cost	1,495
Interest Capitalized	485
Vessel additions	15,559
LR1 [Member] | Drydock [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Drydock Expenses	0
Notional of component of scrubber cost	0
Total drydock cost	0
LR1 [Member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Scrubber Cost	319
BWTS cost	0
Other equipment cost	296
Interest Capitalized	67
Vessel additions	682
LR2 [Member] | Drydock [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Drydock Expenses	864
Notional of component of scrubber cost	600
Total drydock cost	1,464
LR2 [Member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Scrubber Cost	12,052
BWTS cost	261
Other equipment cost	1,350
Interest Capitalized	564
Vessel additions	$ 14,227